GOODWILL (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in Goodwill
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2024 and twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Gross carrying amount
Balance at beginning of period	$25,242	$27,568
Additions	182	588
Acquisitions through business combinations	11	74
Dispositions	(12)	(3,485)
Foreign currency translation	(703)	497
Balance at end of period	$24,720	$25,242
Accumulated amortization and impairment
Balance at beginning of period	$(4,396)	$(3,615)
Amortization and impairment expense	(793)	(1,730)
Dispositions	8	1,038
Foreign currency translation	135	(89)
Balance at end of period	$(5,046)	$(4,396)
Net book value	$19,674	$20,846
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Balance at beginning of period	$14,129	$15,479
Acquisitions through business combinations (1)	46	189
Impairment	—	(605)
Dispositions	(5)	(1,091)
Foreign currency translation	(260)	157
Balance at end of period	$13,910	$14,129
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(1)See Note 3 for additional information.